SHORT-TERM BORROWINGS (Schedule of Short-term Borrowings) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
SHORT-TERM BORROWINGS [Line Items]
Total short-term borrowings	¥ 0	$ 0	¥ 2,300
Unsecured short-term borrowings from third party [Member]
SHORT-TERM BORROWINGS [Line Items]
Total short-term borrowings			¥ 2,300